UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 1,217	$ 674
Financial assets	60	68
Accounts receivable and other	875	786
Assets classified as held for sale	0	1,958
Due from Brookfield Infrastructure	1,468	1,278
Current assets	3,620	4,764
Property, plant and equipment	13,218	12,572
Intangible assets	3,149	2,892
Investments in associates	615	0
Goodwill	1,670	1,609
Financial assets	71	164
Other assets	1,527	1,549
Deferred income tax asset	40	37
Total assets	23,910	23,587
Liabilities
Accounts payable and other	1,200	994
Non-recourse borrowings	1,102	667
Financial liabilities	23	32
Loans payable to Brookfield Infrastructure	100	102
Shares classified as financial liability	4,888	4,644
Liabilities held for sale	0	1,209
Current liabilities	7,313	7,648
Non-recourse borrowings	12,049	11,511
Financial liabilities	6	1
Other liabilities	178	220
Deferred income tax liability	2,153	1,985
Total liabilities	21,699	21,365
Equity
Brookfield Infrastructure Partners L.P.	(1,238)	(1,253)
Non-controlling interest	3,449	3,475
Total equity	2,211	2,222
Total liabilities and equity	$ 23,910	$ 23,587